Subsequent Events (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 29, 2016	Jan. 31, 2015
Subsequent Event [Line Items]
Contractual obligation amount		$ 334.0
Subsequent Event [Member] | Portion of Office Building in New York, NY [Member]
Subsequent Event [Line Items]
Contractual obligation amount	$ 311.0
Lease term	12 years
Subsequent Event [Member] | SteelBrick, Inc. [Member]
Subsequent Event [Line Items]
Percentage of acquired platform delivered natively on Salesforce platform	100.00%
Consideration transferred	$ 300.0